Term Deposits	12 Months Ended
Mar. 31, 2021
Term Deposit [Abstract]
Term Deposits
23)	TERM DEPOSITS

	As at March 31
Particulars	2020	2021
Term deposits	38,030	154,868
Total	38,030	154,868
Non-current	207	25,043
Current	37,823	129,825
Total	38,030	154,868

As of March 31, 2021, term deposits with banks include Nil (March 31, 2020: USD 90) against which mainly letters of credit have been issued to various airlines.

As of March 31, 2021, term deposits include USD 723 (March 31, 2020: USD 1,402) pledged with banks against bank guarantees, bank overdraft facility and other facilities.